JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 37,836,144	$ 29,378,923
Revaluation of property, plant and equipment		$ (242,898)		(606,746)
Share-based incentives			3,825
Loss of participation Indrasa Biotecnologa S.A.			(13,433)
Foreign currency translation	$ (100,292)	2,341,347	(122,238)	5,845,969
Share of profit or loss	378,145	(203,954)	1,260,433	715,133
As of the end of the period	$ 38,964,731	$ 35,333,279	$ 38,964,731	$ 35,333,279